10Q UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 312,772	$ 323,062	$ 1,644,153	$ 1,028,823	$ 143,313
Other comprehensive income (loss):
Foreign currency translation adjustments	215,064	(84,360)	(433,849)	211,310	(276,559)
Income tax benefit related to foreign currency translation adjustments	(1,574)	2,694	4,993	4,131	2,698
Net unrealized gains (losses) on hedging activities	(9,371)	29,116	34,399	(19,683)	12,915
Reclassification of net unrealized losses (gains) on hedging activities to interest expense	852	(2,662)	(8,731)	(4,609)	21,327
Income tax (expense) benefit related to hedging activities	2,013	(6,388)	(6,227)	5,853	(8,172)
Other comprehensive income (loss)	206,984	(61,600)	(409,274)	197,441	(185,088)
Comprehensive income (loss)	519,756	261,462	1,234,879	1,226,264	(41,775)
Comprehensive (income) loss attributable to noncontrolling interests	50,676	(13,332)	19,320	92,987	18,519
Comprehensive income (loss) attributable to Global Payments	$ 469,080	$ 274,794	$ 1,215,559	$ 1,133,277	$ (60,294)